Obligation to Deliver Digital Assets (Details) - USD ($)				12 Months Ended
	Dec. 05, 2025	Jul. 21, 2025	Jun. 23, 2025	Dec. 31, 2025
Obligation to Deliver Digital Assets [Abstract]
Percentage of token purchased				24.00%
Percentage of crypto rewards percentage				50.00%
Aggregate amount	$ 6,188,800	$ 6,188,800	$ 6,188,800
Percentage of cost of digital assets	50.00%	24.00%	24.00%
Aggregate purchase costs of digital assets	$ 8,000,000	$ 2,620,000	$ 6,500,000
Changes in fair value of obligation to deliver digital assets				$ 1,005,690